INCOME TAXES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
INCOME TAXES
Statutory tax rate	30.60%	30.60%	30.60%
Current	¥ 543,913	¥ 276,876	¥ 314,084
Deferred	4,418	50,993	3,334
Total	¥ 548,331	¥ 327,869	¥ 317,418